CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                             CHICAGO, ILLINOIS 60603


[LETTERHEAD OF VAN KAMPEN FUNDS INC.]


May 29, 2009


Securities and Exchange Commission
100 F Street NE
Washington, DC  20549


                     Re: Van Kampen Unit Trusts, Series 329
                       (File No. 333-81228) (CIK #1123100)


Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent post-effective amendment to the registration statement was filed electronically with the Commission on May 26, 2009.

Very truly yours,

/s/ John F. Tierney

John F. Tierney
Executive Director,
Van Kampen Funds Inc.